Loss before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Income Tax [Line Items]
Domestic	$ (20,766)	$ (16,401)
Foreign	153	(1,405)
Loss before income taxes	$ (20,613)	$ (17,806)